Intangible Assets and Goodwill (10-K)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill

Note 7 – Intangible Assets and Goodwill

On July 31, 2019, the Company entered into a joint venture and revenue share agreement, called the Digital Likeness Development Agreement (the “Agreement”), among the Company, FaceBank, Inc., and professional boxing promoter and retired professional boxer, Floyd Mayweather, concerning the development of the hyper-realistic, computer generated ‘digital likeness’ of the face and body of Mr. Mayweather (“Virtual Mayweather”), for global exploitation in commercial applications. The Company is responsible for the advance funding of all technology and related costs. The Company paid an upfront cash fee of $250,000 and intended to issue share-based awards with an approximate fair value of $1,000,000 to Mr. Mayweather. The revenue earned from the agreement will initially be shared 50% to the Company and 50% to Mr. Mayweather, until the Company has recovered the advanced funding. Revenues earned subsequent the Company’s cost recovery will be shared 75% to Mr. Mayweather and 25% to the Company. The term of the agreement is from July 31, 2019 through July 31, 2024, unless extended by the parties. The Company also has an option to extend the Agreement, for an additional five-year term, based on performance. As of December 31, 2019, the Company has not issued the share-based awards and has recorded a shares settled liability of $1,000,000 on the accompanying consolidated balance sheet. The Company recorded an intangible asset of $1,250,000 in connection with Virtual Mayweather. The Company will amortize this intangible asset over a 5-year period. On January 25, 2020, the Company entered into an amended Digital Likeness Development Agreement with Floyd Mayweather (the “Amended Agreement”), which supersedes the Agreement dated July 31, 2019 (see Note 19).

The Company recognized intangible assets during the period ended December 31, 2019 in connection with the Facebank AG Acquisition and the Nexway acquisition. Refer to Note 5 – Acquisition for further information on the Facebank AG Acquisition and the Nexway acquisition.

The table below summarizes the Company’s intangible assets at December 31, 2019 and 2018 (in thousands):

			December 31, 2019
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Intangible Asset Impairment	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	$-	$(24,646)	$98,790
Trademark and trade names	7	6	9,432	(1,686)	(1,549)	6,197
Animation and visual effects technologies	7	6	6,016	-	(1,203)	4,813
Digital asset library	5-7	5.5	7,505	-	(1,251)	6,254
Intellectual Property	7	6	3,258	(2,430)	(236)	592
Customer relationships	11	11	4,482	(4,482)	-	-
Total			$154,129	$(8,598)	$(28,885)	$116,646

			December 31, 2018
	Useful Lives (Years)	Weighted Average Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	6.6	$123,436	$(7,012)	$116,424
Trademark and trade names	7	6.6	7,746	(443)	7,303
Animation and visual effects technologies	7	6.6	6,016	(344)	5,672
Digital likeness development	7	6.6	6,255	(357)	5,898
Intellectual Property	7	6.6	828	(47)	781
Total			$144,281	$(8,203)	$136,078

The intangible assets are being amortized over their respective original useful lives, which range from 5 to 11 years. The Company recorded amortization expense related to the above intangible assets of approximately $21.0 million and $8.2 million for the years ended December 31, 2019 and 2018, respectively. As noted above in Footnote 4, the Company has fully impaired the intangible assets acquired in Nexway AG and Facebank AG business combinations as of December 31, 2019. There were no impairment charges recorded during the year ended December 31, 2018.

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$20,862
2021	20,862
2022	20,862
2023	20,862
2024	20,790
Thereafter	12,408
Total	$116,646

Goodwill

The following table is a summary of the changes to goodwill for the year ended December 31, 2019 (in thousands) (as restated):

Balance - January 1, 2018	$-
Evolution AI Acquisition	149,975
Balance - December 31, 2018	149,975
Nexway Acquisition	51,168
Facebank AG Acquisition	28,541
Measurement period adjustment for EAI acquisition	(1,921)
Balance - December 31, 2019	$227,763

* The Company recorded a measurement period adjustment related to its EAI acquisition to reduce acquisition date accrued expenses by $1.9 million, which resulted in a corresponding decrease to goodwill.